AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 100.6%
Long-Term Municipal Bonds – 100.6%
New Jersey – 80.9%
City of Jersey City NJ
Series 2017A
5.00%, 11/01/2031-11/01/2037	$1,500	$1,871,690
City of Ocean City NJ
2.25%, 09/15/2032	1,825	1,863,070
Hudson County Improvement Authority
(County of Hudson NJ)
Series 2016
5.00%, 05/01/2036	2,400	2,911,320
Morris-Union Jointure Commission
(Morris-Union Jointure Commission COP)
AGM Series 2013
5.00%, 08/01/2026	3,320	3,738,984
New Jersey Economic Development Authority
(Bancroft Neurohealth Obligated Group)
Series 2016A
5.00%, 06/01/2041	1,000	1,099,320
New Jersey Economic Development Authority
(New Jersey Economic Development Authority
State Lease)
Series 2013
5.00%, 03/01/2030	4,000	4,413,400
New Jersey Economic Development Authority
(NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 04/01/2028	1,000	1,195,920
New Jersey Economic Development Authority
(North Star Academy Charter School of Newark,
Inc.)
Series 2017
5.00%, 07/15/2032	1,000	1,196,690
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.00%, 01/01/2028	1,000	1,139,100
5.50%, 01/01/2027	1,000	1,163,290
New Jersey Economic Development Authority
(Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/2047	2,000	2,354,160
New Jersey Economic Development Authority
(Seeing Eye, Inc. (The))
Series 2017
5.00%, 06/01/2032	1,765	2,218,058
New Jersey Economic Development Authority
(United Airlines, Inc.)
Series 1999
5.25%, 09/15/2029	1,165	1,281,791
New Jersey Educational Facilities Authority
(Kean University)
AGM Series 2015H
5.00%, 07/01/2034	2,500	2,942,300
New Jersey Educational Facilities Authority
(Stevens Institute of Technology)
Series 2020A

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 07/01/2045(a)	$2,000	$2,600,920
New Jersey Health Care Facilities Financing
Authority
Series 2013
5.25%, 07/01/2031 (Pre-refunded/ETM)	1,800	2,061,927
AGC Series 2004A
5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,389,056
New Jersey Health Care Facilities Financing
Authority
(AHS Hospital Corp.)
Series 2008A
5.125%, 07/01/2022	45	45,160
New Jersey Health Care Facilities Financing
Authority
(Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 07/01/2035	1,950	2,431,825
New Jersey Health Care Facilities Financing
Authority
(Inspira Health Obligated Group)
Series 2017A
5.00%, 07/01/2035	1,835	2,274,005
New Jersey Health Care Facilities Financing
Authority
(RWJ Barnabas Health Obligated Group)
Series 2016A
5.00%, 07/01/2033	1,000	1,237,550
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 06/15/2028-06/15/2029	2,750	3,312,723
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority
State Lease)
Series 2015A
5.25%, 06/15/2041	1,250	1,452,300
Series 2018A
5.00%, 12/15/2035	1,750	2,185,418
New Jersey Turnpike Authority
Series 2019A
5.00%, 01/01/2048	680	858,718
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 08/01/2024 (Pre-
refunded/ETM)	8,875	8,470,655
Rahway Valley Sewerage Authority (The)
NATL Series 2005A
Zero Coupon, 09/01/2035	3,445	2,454,321
Rutgers The State University of New Jersey
Series 2013L
5.00%, 05/01/2030 (Pre-refunded/ETM)	2,400	2,718,024
Tobacco Settlement Financing Corp.
Series 2018B
5.00%, 06/01/2046	2,040	2,401,141
Union County Improvement Authority
(Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 08/15/2023	1,590	1,595,390

	Principal
	Amount
	(000)	U.S. $ Value
Union County Utilities Authority
(County of Union NJ Lease)
Series 2011A
5.25%, 12/01/2031	$3,060	$3,281,054
		71,159,280
Alabama – 0.1%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 05/01/2032(b)	100	115,927
American Samoa – 0.3%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(b)	215	260,593
Arizona – 0.1%
Maricopa County Industrial Development Authority
(Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 07/01/2052(b)	100	118,794
California – 0.5%
California Statewide Communities Development
Authority
(Enloe Medical Center)
Series 2008A
5.50%, 08/15/2023	400	401,464
Florida – 0.1%
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 06/01/2048(b)	100	109,993
Guam – 2.1%
Guam Power Authority
Series 2017A
5.00%, 10/01/2036-10/01/2040	805	958,659
Territory of Guam
(Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/2046	720	842,962
		1,801,621
Idaho – 1.3%
Idaho Housing & Finance Association
(State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 07/15/2031	1,000	1,130,630
Illinois – 1.7%
Chicago Board of Education
Series 2018A
5.00%, 12/01/2031	305	382,720
Metropolitan Pier & Exposition Authority

	Principal
	Amount
	(000)	U.S. $ Value
Series 2015B
5.00%, 12/15/2045	$1,000	$1,143,020
		1,525,740
Michigan – 0.1%
City of Detroit MI
5.00%, 04/01/2036	50	58,184
Nevada – 0.1%
City of Reno NV
(County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 07/01/2058(b)	500	83,605
New York – 7.8%
Port Authority of New York & New Jersey
Series 2012
5.00%, 07/15/2030	3,250	3,496,155
Series 2014
5.00%, 09/01/2031	1,100	1,287,121
Port Authority of New York & New Jersey
(JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/2022	2,010	2,068,109
		6,851,385
North Dakota – 0.3%
County of Grand Forks ND
5.75%, 09/15/2028(a)	265	266,007
Ohio – 1.1%
Buckeye Tobacco Settlement Financing Authority
Series 2020B
5.00%, 06/01/2055(a)	605	683,069
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	280	300,300
		983,369
Puerto Rico – 1.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	155	173,554
NATL Series 2007V
5.25%, 07/01/2029	155	169,951
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	100	112,401
AGC Series 2007N
5.25%, 07/01/2036	165	186,092
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	300	309,750

Principal

Amount

(000)U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue

Series 2018A

Zero Coupon, 07/01/2029$ Series 2019A

4.329%, 07/01/2040 5.00%, 07/01/2058

South Carolina – 0.8%

South Carolina Public Service Authority Series 2016B

5.00%, 12/01/2041

Tennessee – 0.5%

Bristol Industrial Development Board

(Bristol Industrial Development Board Sales Tax) Series 2016A

5.00%, 12/01/2035(b)

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)

Series 2018A 6.25%, 04/01/2049(b)

Texas – 0.3%

Mission Economic Development Corp. (Natgasoline LLC)

Series 2018

4.625%, 10/01/2031(b)

Washington – 0.3% Kalispel Tribe of Indians

Series 2018B

5.25%, 01/01/2038(a) (b)

Wisconsin – 0.6%

UMA Education, Inc.

5.00%, 10/01/2034(b)

Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)

Series 2018A-1 6.25%, 01/01/2038(b)

Total Municipal Obligations (cost $79,810,030)

104	$84,244
70	77,623
285	326,145
1,439,760
570	691,746
145	153,311
260	298,101
451,412
245	266,036
210	250,324
200	239,056
265	286,113
525,169
88,491,039

Company				Shares		U.S. $ Value
SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(c) (d)
(e)
(cost $2,346,129)				2,346,129		$2,346,129
Total Investments – 103.3%
(cost $82,156,159)(f)						90,837,168
Other assets less liabilities – (3.3)%						(2,871,256)
Net Assets – 100.0%						$87,965,912
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
Notional			made	received	Payment		Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market	Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
USD	4,050	06/17/2024	1.760%	CPI#	Maturity	$(60,919)	$	— $	(60,919)
USD	750	08/09/2024	1.690%	CPI#	Maturity	(9,248)		—	(9,248)
USD	1,910	01/15/2025	1.671%	CPI#	Maturity	(20,726)		—	(20,726)
USD	627	01/15/2025	1.637%	CPI#	Maturity	(7,034)		—	(7,034)
USD	1,403	01/15/2025	1.673%	CPI#	Maturity	(18,344)		—	(18,344)
						$(116,271)	$	— $	(116,271)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/
USD	3,640	06/17/2021	3 Month LIBOR	1.907%	Semi-Annual $	39,980	$		— $	39,980
					Quarterly/
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Semi-Annual	43,422			—	43,422
					Quarterly/
USD	1,190	01/15/2025	3 Month LIBOR	1.566%	Semi-Annual	34,110			—	34,110
					Quarterly/
USD	249	02/05/2025	3 Month LIBOR	1.361%	Semi-Annual	4,742			—	4,742
					Quarterly/
USD	561	02/06/2025	3 Month LIBOR	1.419%	Semi-Annual	12,283			—	12,283
					Quarterly/
USD	920	10/09/2029	3 Month LIBOR	1.473%	Semi-Annual	35,789			—	35,789
					Quarterly/
USD	250	10/09/2029	3 Month LIBOR	1.470%	Semi-Annual	9,653			—	9,653
					Quarterly/
USD	2,020	02/07/2030	3 Month LIBOR	1.624%	Semi-Annual	100,095			—	100,095
					Quarterly/
USD	400	04/16/2049	3 Month LIBOR	2.746%	Semi-Annual	148,681			—	148,681
						$428,755	$		— $	428,755

INFLATION (CPI) SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	3,06209/20/2020	2.263%	CPI#	Maturity $	(34,827)	$		— $	(34,827)
Barclays Bank PLC	USD	1,56810/15/2020	2.210%	CPI#	Maturity	(16,567)			—	(16,567)
Barclays Bank PLC	USD	2,72110/15/2020	2.208%	CPI#	Maturity	(28,610)			—	(28,610)
Citibank, NA	USD	1,98010/17/2020	2.220%	CPI#	Maturity	(21,340)			—	(21,340)
JPMorgan Chase
Bank, NA	USD	2,95007/15/2024	2.165%	CPI#	Maturity	(83,906)			—	(83,906)
JPMorgan Chase
Bank, NA	USD	2,94408/30/2020	2.210%	CPI#	Maturity	(29,751)			—	(29,751)
						$(215,001)	$		— $	(215,001)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	1,23510/09/2029	1.120%	SIFMA*	Quarterly $	(36,494)	$		— $	(36,494)
Citibank, NA	USD	1,23510/09/2029	1.125%	SIFMA*	Quarterly	(37,133)			—	(37,133)
						$(73,627)	$		— $	(73,627)

*Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)When-Issued or delayed delivery security.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $2,181,852 or 2.5% of net assets.

(c)Affiliated investments.

(d)The rate shown represents the 7-day yield as of period end.

(e)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,113,362 and gross unrealized depreciation of investments was $(408,497), resulting in net unrealized appreciation of $8,704,865.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 27.5% and 12.3%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$88,491,039		$—	$88,491,039
Short-Term Investments	2,346,129	—		—	2,346,129
Total Investments in Securities	2,346,129	88,491,039		—	90,837,168
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	428,755		—	428,755
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(116,271)		—	(116,271)
Inflation (CPI) Swaps	—	(215,001)		—	(215,001)
Interest Rate Swaps	—	(73,627)		—	(73,627)
Total	$2,346,129	$88,514,895		$—	$90,861,024(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $5,749,473 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$0	$7,231	$4,885	$2,346	$4